Shareholders' Capital	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' Capital

NOTE 17. SHAREHOLDERS’ CAPITAL

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2018	14,689,092	$2,322,280
Share repurchase	(824,102)	(25,902)
Balance, December 31, 2019	13,864,990	$2,296,378
Share repurchase	(420,588)	(11,317)
Share issuance on redemption of non-management DSUs	15,228	677
Share consolidation adjustment	(37)	—
Balance, December 31, 2020	13,459,593	$2,285,738

(c) Share Consolidation

On November 12, 2020, Precision Drilling Corporation completed a 20:1 consolidation of its common shares. No fractional shares were issued pursuant to the share consolidation. In lieu of any such fractional shares, each registered shareholder otherwise entitled to a fractional share following the implementation of the share consolidation received the nearest whole number of post-consolidation shares, resulting in a share consolidation adjustment of 37 common shares.

(d) Normal Course Issuer Bid

In 2019, the Toronto Stock Exchange (“TSX”) approved Precision’s application to implement a Normal Course Issuer Bid (“NCIB”). During the third quarter of 2020, the TSX approved Precision’s application to renew the Normal Course Issuer Bid. Under the terms of the NCIB, Precision may purchase and cancel up to a maximum of 1,199,883 common shares, representing 10% of the public float of common shares as of August 14, 2020. Purchases under the NCIB were made through the facilities of the TSX, the New York Stock Exchange and various other designated exchanges in accordance with applicable regulatory requirements at a price per common share representative of the market price at the time of acquisition. The NCIB will terminate no later than August 26, 2021. For the year ended December 31, 2020, Precision repurchased and cancelled a total of 420,588 (2019 – 824,102) common shares for $11 million (2019 – $26 million).

Subsequent to December 31, 2020, Precision repurchased and cancelled an additional 155,168 common shares for $4 million.